Marketing Expenses - Schedule of Marketing Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketing Expenses [Abstract]
Advertising	$ 74,999	$ 74,294	$ 50,776
Customer procurement expense including lead purchase costs	42,843	52,418	49,381
Customer referral and revenue sharing expense	10,020	8,624	8,653
Total	$ 127,862	$ 135,336	$ 108,810